Statements of Redeemable Convertible Preferred Stock and Stockholders’ Equity (Deficit) $ in Thousands		USD ($) shares	Common Stock USD ($) shares		Additional Paid-in Capital USD ($)	Accumulated Other Comprehensive Income (Loss) USD ($)	Accumulated Deficit USD ($)	Series Seed USD ($) shares		Series A USD ($) shares		Series B USD ($) shares
Redeemable Convertible Preferred Stock, beginning balance (in shares) at Dec. 31, 2019 | shares	[1]							13,174,805		16,836,436
Redeemable Convertible Preferred Stock, beginning balance at Dec. 31, 2019								$ 5,494		$ 27,067
Increase (Decrease) in Temporary Equity [Roll Forward]
Issuance of Series B redeemable convertible preferred stock (in shares) | shares	[1]											22,164,724
Issuance of Series B redeemable convertible preferred stock												$ 75,857
Redeemable Convertible Preferred Stock, ending balance (in shares) at Dec. 31, 2020 | shares	[1]							13,174,805		16,836,436		22,164,724
Redeemable Convertible Preferred Stock, ending balance at Dec. 31, 2020								$ 5,494		$ 27,067		$ 75,857
Beginning balance (in shares) at Dec. 31, 2019 | shares	[1]		32,932,218
Beginning balance at Dec. 31, 2019		$ (14,509)	$ 1		$ 189	$ 7	$ (14,706)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock upon exercise of vested stock options (in shares) | shares		137,295	137,295	[1]
Issuance of common stock upon exercise of vested stock options		$ 42			42
Stock-based compensation expense		369			369
Other comprehensive loss		(4)				(4)
Net loss		(15,619)					(15,619)
Ending balance (in shares) at Dec. 31, 2020 | shares	[1]		33,069,513
Ending balance at Dec. 31, 2020		$ (29,721)	$ 1		600	3	(30,325)
Increase (Decrease) in Temporary Equity [Roll Forward]
Conversion of redeemable convertible preferred stock into common stock in connection with the reverse recapitalization (in shares) | shares	[1]							(13,174,805)		(16,836,436)		(22,164,724)
Conversion of redeemable convertible preferred stock into common stock in connection with the reverse recapitalization								$ (5,494)		$ (27,067)		$ (75,857)
Redeemable Convertible Preferred Stock, ending balance (in shares) at Dec. 31, 2021 | shares		0						0	[1]	0	[1]	0	[1]
Redeemable Convertible Preferred Stock, ending balance at Dec. 31, 2021								$ 0		$ 0		$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock upon exercise of vested stock options (in shares) | shares		273,696	273,696	[1]
Issuance of common stock upon exercise of vested stock options		$ 167			167
Issuance of common stock upon exercise of warrants (in shares) | shares		62,722	62,772	[1]
Conversion of redeemable convertible preferred stock into common stock in connection with the reverse recapitalization (in shares) | shares	[1]		52,175,965
Conversion of redeemable convertible preferred stock into common stock in connection with the reverse recapitalization		$ 108,418	$ 7		108,411
Issuance of common stock upon the reverse recapitalization, net of issuance costs (in shares) | shares	[1]		38,721,137
Issuance of common stock upon the reverse recapitalization, net of issuance costs		327,280	$ 4		327,276
Stock-based compensation expense		7,934			7,934
Other comprehensive loss		(187)				(187)
Net loss		(50,315)					(50,315)
Ending balance (in shares) at Dec. 31, 2021 | shares	[1]		124,303,083
Ending balance at Dec. 31, 2021		$ 363,576	$ 12		$ 444,388	$ (184)	$ (80,640)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Recapitalization exchange ratio		3.6281

[1]	The shares of the Company’s common and redeemable convertible preferred stock, prior to the Business Combination (as defined in Note 1) have been retroactively restated to reflect the exchange ratio of approximately 3.6281 established in the Business Combination as described in Note 3.